IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY	6 Months Ended
Sep. 30, 2021
In-process Research And Development And Deferred Tax Liability
IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY

NOTE 11. IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY

In-process research and development (“IPR&D”) consists of the following projects (in 000’$):

Project #	Description	Value as of September 30, 2021	Value as of March 31, 2021
iOx:
PORT 2 (IMM60)	Melanoma & Lung Cancers	$84,213	$84,213
PORT 3 (IMM65)	Ovarian/Prostate Cancers	32,997	32,997
		117,210	117,210
Oncomer/Saugatuck	DNA Aptamers	178	178
		$117,388	$117,388

Deferred tax liability		$23,514	$24,050

As of September 30, 2021, management assessed whether any indications of impairment existed for the Company’s IPR&D and concluded no indicators were present. Therefore, a test for impairment was not required and no impairment was recorded for the three and six months ended September 30, 2021.

Deferred tax liability (DTL) represents iOx’s estimated tax on the difference between book and tax basis of the IPR&D, which is taxable in the United Kingdom. During the three and six months ended September 30, 2021, the Company recorded deferred tax benefit of $0.5 million and 0.6 million, respectively, to reflect the effect of the change in currency translation rates, for this obligation settleable in Great British Pounds.